Average Annual Total Returns (Vanguard PRIMECAP Core Fund Retail)	Vanguard PRIMECAP Core Fund Vanguard PRIMECAP Core Fund - Investor Shares 10/1/2013 - 9/30/2014	Return After Taxes on Distributions Vanguard PRIMECAP Core Fund Vanguard PRIMECAP Core Fund - Investor Shares 10/1/2013 - 9/30/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard PRIMECAP Core Fund Vanguard PRIMECAP Core Fund - Investor Shares 10/1/2013 - 9/30/2014	MSCI US Prime Market 750 Index Vanguard PRIMECAP Core Fund Vanguard PRIMECAP Core Fund - Investor Shares 10/1/2013 - 9/30/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	19.29%	17.39%	12.51%	13.58%
Five Years	16.21%	15.40%	13.10%	15.61%
Ten Years	10.38%	9.87%	8.56%	8.07%